Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Note 13 - Income Taxes
On December 22, 2017, the TCJA was enacted. The majority of the provisions of the TCJA are effective for taxable years beginning after December 31, 2017. The TCJA significantly changes the taxation of business entities with specific provisions for regulated public utilities, such as Southwest.
The following are the major provisions (not all-inclusive) of the TCJA’s impact on the Company and Southwest:

•	Reduction of the federal income tax rate from 35% to 21%, effective January 1, 2018.

•	Bonus depreciation considerations for utility property placed-in-service after September 27, 2017.

•	100% bonus depreciation for most non-utility property placed-in-service after September 27, 2017.

•	Interest expense limitations for interest allocable to non-utility businesses. Interest expense allocable to utility businesses will have no limitation.
Under U.S. GAAP, specifically ASC Topic 740 “Income Taxes” (“ASC 740”), the tax effects of changes in tax laws must be recognized in the period in which the law is enacted. Therefore, the TCJA impacted the Company’s and Southwest’s financial statements in the fourth quarter of 2017. ASC 740 also requires deferred tax assets and liabilities to be re-measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Thus, at the date of enactment, the Company’s deferred taxes were re-measured using the new federal income tax rate (21%). For regulated entities, the reduction in plant-related deferred tax liabilities is recorded as a regulatory liability to be refunded to customers. For unregulated operations, the change in deferred taxes is recorded as an adjustment to deferred tax expense.

The staff of the SEC recognized the complexity of determining the impact of the TCJA, and on December 22, 2017 issued guidance in Staff Accounting Bulletin 118 (“SAB 118”). SAB 118 provides that to the extent the accounting for certain income tax effects of the TCJA is incomplete, but a company can determine a reasonable estimate for those effects, the company may include in its financial statements the reasonable estimate that it had determined. The reasonable estimate would be reported as a provisional amount in the company’s financial statements during a “measurement period”, not to exceed one year from the date of enactment of the TCJA.
Southwest and the Company included provisional reasonable estimates for the measurement and accounting of the effects of the TCJA, which were reflected in the consolidated financial statements as of and for the year ended December 31, 2017. The Company and Southwest continued to analyze and refine the estimate and classification of all provisional items, during the measurement period, as additional accounting, regulatory, and U.S. Treasury guidance was provided. Adjustments made to the provisional amounts allowed under SAB 118 were identified and recorded as discrete adjustments during the year ended December 31, 2018. The accounting was completed in the fourth quarter of 2018.
Southwest Gas Holdings, Inc.:
The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2018	2017	2016
U.S.	$235,120	$246,131	$218,810
Foreign	8,216	12,899	12,713
Total income before income taxes	$243,336	$259,030	$231,523

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Current:
Federal	$(13,476)	$(1,316)	$541
State	(3,219)	2,965	5,748
Foreign	2,563	5,203	4,298
	(14,132)	6,852	10,587
Deferred:
Federal	67,784	58,443	68,270
State	8,901	1,837	140
Foreign	(869)	(2,044)	(529)
	75,816	58,236	67,881
Total income tax expense	$61,684	$65,088	$78,468

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Deferred federal and state:
Property-related items	$94,899	$44,516	$76,217
Purchased gas cost adjustments	(3,507)	8,500	361
Employee benefits	(7,334)	(2,517)	(1,327)
Regulatory Adjustments	2,412	14,401	6,322
All other deferred	(10,041)	(5,935)	(12,854)
Total deferred federal and state	76,429	58,965	68,719
Deferred ITC, net	(613)	(729)	(838)
Total deferred income tax expense	$75,816	$58,236	$67,881

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2018, 2017, and 2016 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2018	2017	2016
U.S. federal statutory income tax rate	21.0%	35.0%	35.0%
Net state taxes	2.9	1.1	1.4
Tax credits	(0.3)	(0.4)	(0.4)
Company owned life insurance	0.1	(1.6)	(1.2)
Change in U.S. Federal Income Tax Rate	—	(7.8)	—
All other differences	1.6	(1.2)	(0.9)
Consolidated effective income tax rate	25.3%	25.1%	33.9%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2018	2017
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,791	$98,912
Employee benefits	39,215	31,323
Alternative minimum tax credit	21,603	4,390
Net operating losses and credits	13,125	11,460
Interest rate swap	2,235	3,037
Other	17,215	13,870
Valuation allowance	(1,132)	(728)
	198,052	162,264
Deferred tax liabilities:
Property-related items, including accelerated depreciation	678,307	598,371
Regulatory balancing accounts	6,097	6,067
Unamortized ITC	368	981
Debt-related costs	3,110	3,380
Intangibles	7,807	7,656
Other	30,300	21,289
	725,989	637,744
Net noncurrent deferred tax liabilities	$527,937	$475,480

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2018	2017
Unrecognized tax benefits at beginning of year	$1,430	$1,231
Gross increases – tax positions in prior period	—	100
Gross decreases – tax positions in prior period	459	—
Gross increases – current period tax positions	—	99
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$971	$1,430

Southwest Gas Corporation:
The following is a summary of income before taxes for continuing and discontinued operations (refer to Note 1 - Background, Organization, and Summary of Significant Accounting Policies) (thousands of dollars):

Year ended December 31,	2018	2017	2016
Income from continuing operations before income taxes	$182,833	$219,953	$178,007
Income from discontinued operations before income taxes	—	—	53,516
Total income before income taxes	$182,833	$219,953	$231,523

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Current:
Federal	$(17,584)	$318	$(9,695)
State	(6,783)	1,420	2,510
	(24,367)	1,738	(7,185)
Deferred:
Federal	58,136	60,662	66,037
State	10,222	735	(268)
	68,358	61,397	65,769
Total income tax expense from continuing operations	43,991	63,135	58,584
Discontinued operations	—	—	19,884
Total income tax expense	$43,991	$63,135	$78,468

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2018	2017	2016
Deferred federal and state:
Property-related items	$67,576	$49,129	$72,811
Purchased gas cost adjustments	(3,507)	8,500	361
Employee benefits	2,156	(5,707)	(139)
Regulatory Adjustments	2,412	14,401	6,322
All other deferred	334	(4,197)	(12,748)
Total deferred federal and state	68,971	62,126	66,607
Deferred ITC, net	(613)	(729)	(838)
Total deferred income tax expense	$68,358	$61,397	$65,769

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2018, 2017, and 2016 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2018	2017	2016
U.S. federal statutory income tax rate	21.0%	35.0%	35.0%
Net state taxes	2.1	0.6	0.8
Tax credits	(0.4)	(0.4)	(0.5)
Company owned life insurance	0.3	(1.7)	(1.5)
Change in U.S. Federal Income Tax Rate	—	(3.6)	—
All other differences	1.1	(1.2)	(0.9)
Effective income tax rate from continuing operations	24.1%	28.7%	32.9%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2018	2017
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,791	$98,912
Employee benefits	17,337	18,707
Alternative minimum tax credit	21,603	4,390
Net operating losses and credits	4,557	10,070
Interest rate swap	2,235	3,037
Other	9,386	8,820
Valuation allowance	(37)	(58)
	160,872	143,878
Deferred tax liabilities:
Property-related items, including accelerated depreciation	614,205	561,493
Regulatory balancing accounts	6,097	6,067
Unamortized ITC	368	981
Debt-related costs	3,110	3,380
Other	27,550	17,200
	651,330	589,121
Net deferred tax liabilities	$490,458	$445,243

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2018	2017
Unrecognized tax benefits at beginning of year	$1,069	$903
Gross increases – tax positions in prior period	—	67
Gross decreases – tax positions in prior period	98	—
Gross increases – current period tax positions	—	99
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$971	$1,069

The Company’s regulated operations accounting for income taxes is impacted by the FASB’s ASC 980 – Regulated Operations. Reductions in accumulated deferred income tax balances due to the reduction in the corporate income tax rates to 21% under the provisions of the TCJA may result in a refund of excess deferred taxes to customers, generally through reductions in future rates. The TCJA includes provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. Potential refunds of other deferred taxes will be determined in conjunction with appropriate regulatory commissions. As part of the recently concluded Nevada general rate case, excess deferred taxes will begin being refunded to customers starting in January 2019. The December 31, 2018 balance sheets of Southwest and the Company reflect the impact of the TCJA with a recorded regulatory liability of $456 million.

The Company and its subsidiaries file a consolidated federal income tax return in the U.S. and in various states, as well as in Canada. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or Canadian income tax examinations for years before 2014.
The Company and each of its subsidiaries, including Southwest, participate in a tax sharing agreement to establish the method for allocating tax benefits and losses among members of the consolidated group. The consolidated federal income tax is apportioned among the subsidiaries using a separate return method.
At December 31, 2018, the Company has a federal net operating loss carryforward of $62.5 million which may be carried forward indefinitely. The Company also has general business credits of $3.5 million, which begin to expire in 2035. The Company has net capital loss carryforwards of $107,000, which will begin to expire in 2019. At December 31, 2018, the Company has an income tax net operating loss carryforward related to Canadian operations of $7.6 million, which begins to expire in 2034.
Management intends to continue to permanently reinvest any future foreign earnings in Canada.
In assessing whether uncertain tax positions should be recognized in its financial statements, management first determines whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluations of whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. For tax positions that meet the more-likely-than-not recognition threshold, management measures the amount of benefit recognized in the financial statements at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Unrecognized tax benefits are recognized in the first financial reporting period in which information becomes available indicating that such benefits will more-likely-than-not be realized. For each reporting period, management applies a consistent methodology to measure unrecognized tax benefits, and all unrecognized tax benefits are reviewed periodically and adjusted as circumstances warrant. Measurement of unrecognized tax benefits is based on management’s assessment of all relevant information, including prior audit experience, the status of audits, conclusions of tax audits, lapsing of applicable statutes of limitation, identification of new issues, and any administrative guidance or developments.
At December 31, 2018, the total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $1 million individually for both the Company and Southwest. No significant increases or decreases in unrecognized tax benefit are expected within the next 12 months.
The Company and Southwest recognize interest expense and income and penalties related to income tax matters in income tax expense. There was no tax-related interest income for 2018, 2017, and 2016.